Contract liabilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Contract liabilities
Opening balance	$ 613,477	$ 1,341,508
Payments received in advance	12,195,155	679,903
Payments reimbursed	(16,000)
Transferred to revenues	(11,781,960)	(732,304)
Business acquisition	4,675,341
Deconsolidation on sale of subsidiary		(677,535)
Currency translation	(11,143)	1,905
Closing balance	$ 5,674,870	$ 613,477